Accounting policies (Tables)	12 Months Ended
Dec. 31, 2025
Significant Accounting Policies [Abstract]
Summary Of Closing Exchange Rates
The closing exchange rates of the territories in which the Group has the most material operations that have been applied in translating the items in the consolidated statement of financial position of the Group from their respective functional currencies to USD are as follows:

Currency	2024	2023
Euro	1.041	1.105
Great British Pound	1.255	1.274
Canadian Dollar	0.697	0.755
South African Rand	0.053	0.055

Summary of the Effect of the Changes in the Group's Presentation Currency
Consolidated Statement of Profit or Loss and Other Comprehensive Income for the year ended December 31, 2024

	As previously stated 2024 € 'millions	Restated 2024 $ 'millions
Revenue	1,697	1,835
Direct and marketing expenses	(1,270)	(1,374)
General and administrative expenses	(162)	(175)
Depreciation and amortization expense	(78)	(84)
Impairment of assets	(37)	(40)
Gain on disposal of business	40	44
Other operating income	7	7
Finance income	10	11
Finance expense	(6)	(7)
Change in fair value of options	(13)	(14)
Share of post-tax profit of equity accounted investments	1	1
Profit before taxation	189	204
Income tax expense	(75)	(81)
Profit for the period	114	123

Profit for the period attributable to:
Owners of the parent	114	123
Non-controlling interest	—	—
	114	123
Other comprehensive income
Other comprehensive income that may be reclassified subsequently to profit or loss, net of tax
Foreign currency translation	17	(20)
Other comprehensive income/(loss) for the period	17	(20)
Total comprehensive income(loss) for the period	131	103

Total comprehensive income for the period attributable to:
Owners of the parent	131	103
	131	103

Weighted average shares outstanding, basic	501,803,294	501,803,294
Weighted average shares outstanding, diluted	503,697,933	503,697,933

Earnings/(loss) per share, basic (cents)	22.54	24.48
Earnings/(loss) per share, diluted (cents)	22.45	24.38

2	Accounting policies (continued)

2.3	Change in functional and presentation currency (continued)
Effect of the change in the Group’s presentation currency from Euro to USD
Consolidated Statement of Profit or Loss and Other Comprehensive Income for the year ended December 31, 2023

	As previously stated 2023 € 'millions	Restated 2023 $ 'millions
Revenue	1,436	1,555
Direct and marketing expenses	(1,137)	(1,231)
General and administrative expenses	(148)	(159)
Depreciation and amortization expense	(82)	(89)
Impairment of assets	(36)	(39)
Other operating income	6	7
Finance income	9	10
Finance expense	(3)	(3)
Change in fair value of options	(29)	(31)
Profit before taxation	16	20
Income tax expense	(25)	(28)
Loss for the period	(9)	(8)

Loss for the period attributable to:
Owners of the parent	(11)	(10)
Non-controlling interest	2	2
	(9)	(8)
Other comprehensive (loss)/income
Other comprehensive (loss)/income that may be reclassified subsequently to profit or loss, net of tax
Foreign currency translation	—	15
Change in fair value of investment in non-listed equity	(1)	(1)
Other comprehensive (loss)/income for the period	(1)	14
Total comprehensive (loss)income for the period	(10)	6

Total comprehensive (loss)/income for the period attributable to:
Owners of the parent	(12)	4
Non-controlling interest	2	2
	(10)	6

Weighted average shares outstanding, basic	498,243,792	498,243,792
Weighted average shares outstanding, diluted	498,243,792	498,243,792

Earnings/(loss) per share, basic (cents)	(2.12)	(2.05)
Earnings/(loss) per share, diluted (cents)	(2.12)	(2.05)

2	Accounting policies (continued)

2.3	Change in functional and presentation currency (continued)
Effect of the change in the Group’s presentation currency from Euro to USD
Consolidated Statement of Financial Position as at December 31, 2024

	As previously stated December 31, 2024 € 'millions	Restated December 31, 2024 $ 'millions
ASSETS
Non‐current assets
Intangible assets	170	177
Goodwill	91	95
Property, plant and equipment	20	21
Right-of-use assets	66	68
Deferred tax assets	39	40
Regulatory deposits	13	14
Equity accounted investments	3	3
Advance for sportsbook software[1]	112	117
	514	535
Current assets
Trade and other receivables	134	138
Income tax receivables	9	10
Amounts segregated for users[2]	9	9
Cash and cash equivalents	373	388
Loans receivable	1	1
Fixed term deposits	13	14
	539	560
TOTAL ASSETS	1,053	1,095

Non-current liabilities
Lease liabilities	65	67
Deferred tax liability	2	2
Provisions	1	1
	68	70
Current liabilities
Lease liabilities	6	6
Trade and other payables	271	283
Customer liabilities	51	54
Provisions	7	7
Income tax payables	19	20
Derivative financial instruments	2	2
Dividends payable	73	75
	429	447
TOTAL LIABILITIES	497	517

EQUITY
Issued capital	290	344
Treasury shares	(3)	(3)
Accumulated other comprehensive income/(loss)	10	(46)
Retained profit	260	286
Equity attributable to owners of the parent	557	581
Non-controlling interest	(1)	(3)
EQUITY	556	578
TOTAL LIABILITIES AND EQUITY	1,053	1,095

2	Accounting policies (continued)

2.3	Change in functional and presentation currency (continued)
Effect of the change in the Group’s presentation currency from Euro to USD
Consolidated Statement of Financial Position as at January 1, 2024

	As previously stated January 1, 2024 € 'millions	Restated January 1, 2024 $ 'millions
ASSETS
Non‐current assets
Intangible assets	194	214
Goodwill	95	105
Property, plant and equipment	17	19
Right-of-use assets	25	27
Deferred tax assets	37	41
Regulatory deposits	12	13
Loans receivable	89	98
	469	517
Current assets
Trade and other receivables	155	172
Income tax receivables	12	14
Amounts segregated for users[2]	38	42
Cash and cash equivalents	242	267
Loans receivable	7	7
Assets held for sale	38	42
	492	544
TOTAL ASSETS	961	1,061

Non-current liabilities
Lease liabilities	24	26
Deferred tax liability	5	5
Derivative financial instruments	2	2
	31	33
Current liabilities
Lease liabilities	5	6
Deferred and contingent consideration	2	3
Trade and other payables	195	216
Customer liabilities	68	75
Provisions	45	50
Income tax payables	26	29
Derivative financial instruments	43	47
Liabilities associated with assets held for sale	7	7
	391	433
TOTAL LIABILITIES	422	466

EQUITY
Issued capital	290	344
Treasury shares	(3)	(3)
Accumulated other comprehensive/(loss)	(7)	(26)
Retained profit	241	262
Equity attributable to owners of the parent	521	577
Non-controlling interest	18	18
EQUITY	539	595
TOTAL LIABILITIES AND EQUITY	961	1,061

2	Accounting policies (continued)

2.3	Change in functional and presentation currency (continued)
Effect of the change in the Group’s presentation currency from Euro to USD
Consolidated Statement of Changes in Equity

	Issued capital	Treasury Stock	Accumulated other comprehensive income/(loss)	Retained profit	Equity attributable to owners of the parent	Non-Controlling Interest	Equity
Equity as at January 1, 2023 as previously stated in Euro	290	—	(6)	234	518	17	535
Restated Equity in USD as at January 1, 2023	344	—	(40)	254	558	16	574

Movements in equity: January 1, 2023 to December 31, 2023 as previously stated in Euro	—	(3)	(1)	6	2	2	4
Restated movements in equity in USD: January 1, 2023 to December 31, 2023	—	(3)	14	8	19	2	21

Equity as at December 31, 2023 as previously stated in Euro	290	(3)	(7)	241	521	18	539
Restated equity in USD as at December 31, 2023	344	(3)	(26)	262	577	18	595

Restated equity in USD as at January 1, 2024	344	(3)	(26)	262	577	18	595

Movements in equity: January 1, 2024 to December 31, 2024 as previously stated in Euro	—	—	18	19	37	(21)	16
Restated movements in equity in USD: January 1, 2024 to December 31, 2024	—	—	(20)	24	4	(21)	(17)

Equity as at December 31, 2024 as previously stated in Euro	290	(3)	10	260	557	(1)	556
Restated equity in USD as at December 31, 2024	344	(3)	(46)	286	581	(3)	578

2	Accounting policies (continued)

2.3	Change in functional and presentation currency (continued)
Effect of the change in the Group’s presentation currency from Euro to USD
Consolidated Statement of Cash Flows for the year ended December 31, 2024

	As previously stated December 31, 2024 € 'millions	Restated December 31, 2024 $ 'millions
Profit for the period	114	123
Add back:
Income tax expense	75	81
Depreciation and amortization expense	78	84
Change in fair value of options	13	14
RSU expense	10	11
Amounts receivable written off	6	7
Impairment of goodwill	7	8
Impairment of assets	30	32
Gain on disposal of business	(40)	(44)
Increase in provisions	38	42
Other non-cash adjustments[1]	2	2
Changes in working capital:
Decrease in trade and other receivables	14	24
Increase in trade and other payables	1	(11)
Increase in customer liabilities	(17)	(22)
Decrease in amounts segregated for users[2]	26	28
Net foreign currency movement on working capital	8	15
Cash from operating activities	365	394
Withholding taxes paid on subsidiaries dividends	(6)	(7)
Corporation tax rebates/refunds received	10	11
Corporation tax paid	(86)	(92)
Net cash flows from operating activities	283	306

Cash flows from investing activities
Cash received in interest	10	10
Acquisition of intangible assets	(78)	(85)
Acquisition of property, plant and equipment	(12)	(13)
Initial direct costs on acquisition of right-of-use assets	(1)	(1)
Cash extended for financial assets[3]	(30)	(21)
Cash advanced for sportsbook software[4]	—	(11)
Cash received from loans receivable	2	2
Cash received for sale of DGC B2B	9	10
Cash paid for investment in entities	(6)	(6)
Cash received from financial assets	1	1
Net cash flows used in investing activities	(105)	(114)

Cash flows from financing activities
Repayment of lease liabilities - interest	(3)	(2)
Repayment of lease liabilities - principal	(5)	(6)
Dividends paid to parent equity holders	(46)	(50)
Net cash flows used in financing activities	(54)	(58)

Increase in cash and cash equivalents	124	134
Cash and cash equivalents at the beginning of the year	242	267
Effects of exchange rate fluctuations on cash held	7	(13)
Cash and cash equivalents at the end of the year	373	388
1 'Other non-cash adjustments' includes a loss on disposal of assets amounting to $10 million arising in 2024 which is separately disclosed in the Consolidated Statement of Cash Flows for the year ended December 31, 2024 for the first time in this set of annual financial statements. Management has determined that the presentation of this line item in the Consolidated Statement of Cash Flows separately from the 'Other non-cash adjustments' category will provide users of the financial statements with more relevant information.

[2] Restricted cash has been renamed to cash segregated for users.

[3] Cash extended for financial assets' includes 'Cash advance for sportsbook software' amounting to $11 million that was not separately presented in prior years. Management has determined that the presentation of this line item in the Consolidated Statement of Cash Flows separately from the 'Cash extended for financial assets' category will provide users of the financial statements with more relevant information.

2	Accounting policies (continued)

2.3	Change in functional and presentation currency (continued)
Effect of the change in the Group’s presentation currency from Euro to USD
Consolidated Statement of Cash Flows for the year ended December 31, 2023

	As previously stated December 31, 2023 € 'millions	Restated December 31, 2023 $ 'millions
(Loss) for the period	(9)	(8)
Add back:
Income tax expense	25	28
Depreciation and amortization expense	82	89
Change in fair value of options	29	31
RSU expense	17	18
Amounts receivable written off	12	13
Impairment of goodwill	36	39
Increase in provisions	1	1
Other non-cash adjustments[1]	(1)	(1)
Changes in working capital:
Increase in trade and other receivables	(39)	(47)
Increase in trade and other payables	9	15
Increase in customer liabilities	15	18
Increase in amounts segregated for users[2]	(12)	(12)
Net foreign currency movement on working capital	11	7
Cash from operating activities	176	191
Corporation tax rebates/refunds received	31	33
Corporation tax paid	(74)	(80)
Net cash flows from operating activities	133	144

Cash flows from investing activities
Cash received in interest	5	6
Acquisition of intangible assets	(44)	(48)
Acquisition of property, plant and equipment	(9)	(10)
Cash extended for financial assets	(71)	(77)
Cash received from loans receivable	5	5
Acquisition of businesses, net of cash acquired	(10)	(11)
Extension of restricted cash guarantee	(19)	(20)
Release of restricted cash guarantee	138	150
Net cash flows used in investing activities	(5)	(5)

Cash flows from financing activities
Repayment of lease liabilities - interest	(2)	(2)
Repayment of lease liabilities - principal	(6)	(6)
Proceeds from interest-bearing loans and borrowings	19	20
Repayment of interest-bearing loans and borrowings	(139)	(152)
Shares repurchased	(3)	(3)
Net cash flows used in financing activities	(131)	(143)

Increase in cash and cash equivalents	(3)	(4)
Cash and cash equivalents at the beginning of the year	255	273
Effects of exchange rate fluctuations on cash held	(10)	(2)
Cash and cash equivalents at the end of the year	242	267

2	Accounting policies (continued)
[1] Other non-cash adjustments includes a loss on disposal of assets amounting to $5 million arising in 2024 which is separately disclosed in the Consolidated Statement of Cash Flows for the year ended December 31, 2024 for the first time in this set of annual financial statements. Management has determined that the presentation of this line item in the Consolidated Statement of Cash Flows separately from the 'Other non-cash adjustments' category will provide users of the financial statements with more relevant information.

[2] Amounts segregated for users is renamed from restricted cash.

Summary of Intangible Asset Useful Economic Life
Amortization is provided at rates calculated to write off the valuation of each asset over its expected useful life, as follows:

Intangible Asset	Amortization method	Useful economic life
Customer databases	Diminishing balance method	2-5 years
Brands	Straight-line method	Assessed separately for each asset, with lives ranging up to 20 years
Marketing and data analytics know-how	Straight-line method	4-5 years
Licenses* and intellectual property	Straight-line method	1-10 years
Exclusive license rights	Straight-line method	3 years
Acquired technology	Straight-line method	2-10 years
Internally-generated software development costs	Straight-line method	2-5 years
* Excluding a cryptocurrency license that is not amortized, due to it having an indefinite useful life.

Summary of Property, Plant and Equipment Useful Economic Life
Property, plant and equipment is stated at historical cost less accumulated depreciation and any accumulated impairment losses.

Property plant and equipment	Depreciation method	Useful economic life
Buildings	Straight-line	40 years
Leasehold property improvements	Straight-line	Over the life of the lease or the useful life of the asset, whichever is shorter
Furniture and fittings	Straight-line	3-6 years
Office equipment	Straight-line	3-10 years
Computer hardware and software	Straight-line	2-5 years